INCOME TAXES	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

12. INCOME TAXES

	2024	2023

Loss before income taxes	$(3,989,276)	$(3,939,961)
Expected income tax recovery at statutory rates	$(598,000)	$(591,000)
Provincial income tax recovery	(373,000)	(290,000)
Effect of income taxes from US operations	(58,000)	(100,000)
Change in statutory, foreign tax, foreign exchange rates and other	(3,000)	(18,000)
Permanent differences – debt discount	116,000	-
Permanent differences – debt extinguishment	134,000	-
Permanent differences - Other	11,000	3,000
Adjustment to prior years provision versus statutory tax returns	3,000	(43,000)
Change in valuation allowance	768,000	1,039,000
Deferred income tax recovery	$-	$-

Components of the Company’s pre-tax loss and income taxes are as follows:

	2024	2023
Loss for the year
Canada	$(3,110,348)	$(2,418,491)
US	(878,928)	(1,521,470)
	$(3,989,276)	$(3,939,961)
Expected income tax (recovery)
Canada	$(589,000)	$(659,000)
US	(177,000)	(319,000)
	$(766,000)	$(978,000)
Deferred income tax
Canada	$589,000	$659,000
US	177,000	319,000
	$766,000	$978,000
Deferred income tax recovery	$-	$-

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	2024	2023

Tax loss carryforwards	$3,037,000	$2,313,000
Property and equipment	15,000	39,000
Financing fees	130,000	191,000
Accrued liabilities	129,000	-
	3,311,000	2,543,000
Deferred tax assets valuation allowance	(3,311,000)	(2,543,000)
Net deferred tax assets	$-	$-

The significant components of the Company’s temporary differences include unamortized financing fees and tax loss carryforwards. The valuation allowance reduces the deferred tax assets to amounts that are, in management’s assessment, more likely than not to be realized. This conclusion is primarily due to the Company’s history of cumulative losses and its expectation of continued losses in the foreseeable future. The Company had tax loss carryforwards of approximately $11,991,000 in Canada and the United States. For the years ended September 30, 2024 and 2023, the Canada tax loss carryforwards totaled $9,421,000 and $7,019,000, respectively, with expiration dates ranging from 2037 to 2043 and 2037 to 2042, respectively. The United States tax loss carryforwards for the years ended September 30, 2024 and 2023 totaled $2,569,000 and $2,367,000, respectively, and had no expiration dates, subject to 80% of taxable income. The United States tax loss carryforwards include $290,000 attributable to New Mexico state tax losses, with expiration dates ranging from 2037 to 2043.